SHARE-BASED PAYMENTS - ESOP Activity (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in dollars per share)	$ 35.33	$ 25.45
Options outstanding, end of year (in dollars per share)	30.31
Exercisable (in dollars per share)	$ 29.83
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning of year (in shares) | shares	3,984,148	6,459,922
Granted (in shares) | shares	625,105	779,288
Exercised (in shares) | shares	(1,657,429)	(2,763,675)
Forfeited (in shares) | shares	(99,261)	(491,387)
Expired (in shares) | shares	(3,650)	0
Options outstanding, end of year (in shares) | shares	2,848,913	3,984,148
Exercisable (in shares) | shares	1,406,633	2,525,692
Options outstanding, beginning of year (in dollars per share)	$ 28.52	$ 27.19
Granted (in dollars per share)	35.33	25.45
Exercised (in dollars per share)	27.94	24.29
Forfeited (in dollars per share)	29.93	29.96
Expired (in dollars per share)	27.14	0
Options outstanding, end of year (in dollars per share)	30.31	28.52
Exercisable (in dollars per share)	$ 29.83	$ 28.44